Property and Equipment (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Jun. 27, 2021	Jun. 28, 2020
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 713,153	$ 673,941
Accumulated depreciation	(287,919)	(219,363)
Property and equipment, net of accumulated depreciation	425,234	454,578
Less: Assets held for sale – property and equipment	(511)	(1,247)
Property and equipment, net	424,723	453,331
Land [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	19,879	17,987
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	16,666	15,857
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	313,441	286,874
Equipment, furniture, and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	315,719	299,029
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	19,307	15,806
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total Property and equipment	$ 28,141	$ 38,388